PATENTS AND TRADEMARKS (Schedule of patents and trademarks) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks	$ 293,585	$ 280,490
Less: Accumulated amortization	(231,987)	(226,619)
Patents and trademarks, Net	61,598	53,871	$ 66,649
Amortization of patents	$ 5,368	$ 5,392